UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1. Investment Company Act File Number: 811-22933

Date of Notification: September 26, 2024

2. Exact name of Investment Company as specified in registration statement:

Apollo Diversified Real Estate Fund

3. Address of principal executive office: (number, street, city, state, zip code)

Apollo Global Management, Inc.

9 West 57th Street, New York

New York 10019

4. Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/Ryan Del Giudice
Ryan Del Giudice
Assistant Secretary

Apollo Diversified Real Estate Fund

Investor Update

Fall 2024

Class A Share (NASDAQ: GIREX)

Inception Through 8/31/241

Performance
Cumulative Return	74.63%
Annualized Return	5.64%
Standard Deviation	4.57%
The Fund’s Standard Deviation (a measure of volatility/risk) was more than three times less than the S&P 500 Index over the same period.
Sharpe Ratio	0.87
Alpha	1.95%
Beta	0.17
Private Fund Diversification[2] As of 7/1/24
$256.50B Gross Asset Value
3,943 investments diversified by sector, geography, and manager
Randy I. Anderson, Ph.D., CRE Portfolio Manager Apollo Diversified Real Estate Fund	Spencer J. Propper Portfolio Manager Apollo Diversified Real Estate Fund

September 26, 2024

We are pleased to present the Fall 2024 Investor Update for Apollo Diversified Real Estate Fund (the “Fund”). We greatly appreciate the support of our shareholders, and we seek to remain true to the Fund’s stated objective of delivering returns comprised of income and appreciation with moderate volatility and low correlation to the broader markets. At the end of the second quarter, the Fund celebrated its 10-year anniversary. We would like to thank our shareholders and partners for their ongoing support.

The Fund’s favorable portfolio positioning has continued to benefit performance during the year, with the Fund’s load-waived Class A shares delivering a total net return of +5.19% year-to-date through September 13, 2024.1 This performance is a testament to the Fund’s actively managed investment strategy that seeks to maximize return per unit of risk across the four quadrants of the commercial real estate investable universe (private equity, private debt, public equity, and public debt). The Fund’s strong performance has been a standout among real estate interval funds, with the Fund’s load-waived Class A shares delivering the best returns in the trailing 1-year, 3-year, 5-year, and since Fund inception periods as of August 31, 2024.1 As discussed later in this letter, this outperformance has been

Past performance is not indicative of future results. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. Actual results may vary. Fund performance based on load-waived, Class A shares and does not reflect any sales charge. The maximum sales charge for Class A shares is 5.75%. As of 8/31/24, the Fund’s load-waived Class A share had a ten-year annualized return of 5.60%, a five-year annualized return of 4.09% and a one-year return of 3.13%. As of 8/31/24, the Fund’s Class A share with load (adjusted for initial maximum sales charge of 5.75%) had a since inception annualized return of 5.02%, a ten-year annualized return of 4.98%, a five-year annualized return of 2.87%, and one-year return of -2.79%. Per the Fund’s most recent prospectus the total annual expense ratio without any fee waiver or reimbursement is 2.03% for Class A shares. Certain of these returns reflect the impact of fee waivers and expense limitation and reimbursement agreements in effect during the given period. The Fund’s current expense limitation and reimbursement agreement will remain in effect at least through May 31, 2025. The fees and expenses provided herein are as of the date of the Fund’s most recent prospectus and are qualified in their entirety by the Fund’s prospectus. Actual expenses may be greater or less than shown. Fees and expenses can vary materially. These expense figures should not be considered a representation of future expenses. Subject to change without notice. Fund returns presented herein include the reinvestment of distributions and are net of all Fund expenses, including management fees and general and administrative expenses, but exclude any applicable share class sales charge and fees paid by investors to their financial intermediary. Fund returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the deduction of such fees was reflected, the performance would be lower. The most recent performance is available at www.apollo.com/adref or by calling 888.926.2688.

APOLLO DIVERSIFIED REAL ESTATE FUND

Fund Performance Since Inception

(7/1/14 to 8/31/24)1

Growth of a Hypothetical $10,000 Investment Since Fund Inception

Performance Metrics

	Cumulative Return	Annualized Return	Standard Deviation	Sharpe Ratio	Alpha	Beta
Apollo Diversified Real Estate Fund (NASDAQ: GIREX)	74.63%	5.64%	4.57%	0.87	1.95%	0.17
S&P 500 Index	247.52%	13.03%	15.19%	0.75	0.00%	1.00
Bloomberg U.S. Aggregate Bond Index	18.65%	1.70%	4.89%	0.00	-1.26%	0.12

Risk & Return

Past performance is not indicative of future results. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. Actual results may vary. Fund performance based on load-waived, Class A shares and does not reflect any sales charge. The maximum sales charge for Class A shares is 5.75%. Per the Fund’s most recent prospectus the total annual expense ratio without any fee waiver or reimbursement is 2.03% for Class A shares. Certain of these returns reflect the impact of fee waivers and expense limitation and reimbursement agreements in effect during the given period. The Fund’s current expense limitation and reimbursement agreement will remain in effect at least through May 31, 2025. The fees and expenses provided herein are as of the date of the Fund’s most recent prospectus and are qualified in their entirety by the Fund’s prospectus. Actual expenses may be greater or less than shown. Fees and expenses can vary materially. These expense figures should not be considered a representation of future expenses. Subject to change without notice. Fund returns presented herein include the reinvestment of distributions and are net of all Fund expenses, including management fees and general and administrative expenses, but exclude any applicable share class sales charge and fees paid by investors to their financial intermediary. Fund returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the deduction of such fees was reflected, the performance would be lower. The most recent performance is available at www.apollo.com/adref or by calling 888.926.2688.

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APOLLO DIVERSIFIED REAL ESTATE FUND

attributable to the Fund’s dynamic approach to portfolio allocation and relative value framework. From the Fund’s inception on June 30, 2014, through August 31, 2024, the Fund’s load-waived Class A shares generated a(n):1

Total cumulative return of 74.63% and a 5.64% annualized return.
Sharpe ratio of 0.87.
Standard deviation of 4.57%, which is in line with the standard deviation for the Bloomberg U.S. Aggregate Bond Index (4.89%).
Alpha of 1.95%.
Beta of 0.17.

The Federal Reserve’s (the “Fed”) statutory mandate is to promote maximum employment and stable prices, or what is commonly called the “dual mandate”.3 The surge in demand, coupled with excess savings consumers accumulated during and following the COVID pandemic, drove prices of goods and services higher, reaching a peak year-over-year rate of change of 9.1% in June of 2022.4 After more than two years in the most recent rate hiking cycle, much progress has been made in the Fed’s efforts to moderate price appreciation. Inflation appears to be cooling at a consistent pace, with the August 2024 year-over-year inflation reading of 2.5% registering far below the peak from over two years ago.4 Despite more restrictive capital market conditions, the U.S. economy has continued to expand with Q2 real Gross Domestic Product growing by 3.0%, which was revised up from the initial reading and was well above consensus estimates.5 The U.S. consumer has been the backbone of this economic strength, benefitting from favorable labor market dynamics which have driven strong job and wage growth with average hourly earnings increasing 4.1% year-over-year as of August, outpacing inflation during the same period.4 The unemployment rate registered at 4.2% in the recent August jobs report, down 10 basis points from the prior month.4 However, recent downward revisions to payroll statistics and headline nonfarm payroll gains coming in below expectations are showing signs of a softening labor market. With inflation moderating and the labor market starting to cool, the Fed decided to cut the policy target rate by 50 basis points following their meeting on September 18, 2024, the first cut in four years, in an effort to balance their dual mandate and achieve a so called “soft landing”. Market participants continue to analyze and scrutinize real-time economic readings to calibrate the magnitude of additional cuts moving forward. Ongoing adjustments to Fed policy, an upcoming U.S. Presidential election, and continuing global geopolitical conflicts all have the potential to drive additional volatility moving into the end of the year, which, in our view, may present an attractive entry point for certain risk assets.

Increased investment activity, steadying property valuations, and moderating long-term yields continue to provide a favorable backdrop for commercial real estate fundamentals, with many property sectors registering occupancy rates and net operating income growth in line with or better than long-term averages. This relative strength in operating fundamentals has not been uniformly felt across property types, resulting in heightened levels of dispersion in property sector performance. In contrast to many headlines claiming that the real estate industry faces broad challenges, we have been writing for some time that specific property types (e.g. office) and certain high-risk strategies account for the majority of headwinds. Property sectors that benefit from strong secular demand (demographic changes, technological innovation, and shifting consumer behavior) have demonstrated superior operating fundamentals when compared to property types that rely on broad economic growth to drive positive investment outcomes. Sectors that benefit from secular demand drivers include the industrial, multifamily, and specialty (such as student housing) property types and comprise the Fund’s high-conviction themes. As of July 1, 2024, 90% of the Fund’s private equity real estate portfolio was allocated to our high-conviction sectors.2 In an environment characterized by disparate performance across property sectors, active management continues to drive outsized investment performance. During the trailing one-year period ended June 30, 2024, the Fund’s private real estate portfolio delivered +4.18% of excess return relative to the NCREIF ODCE Index, an illustration of the Fund’s favorable portfolio positioning.6

Property fundamentals for the industrial sector remained healthy in the second quarter of 2024, driven by strong demand from ongoing e-commerce adoption and supply chains adjusting to accommodate the rapid delivery of goods to end consumers. Further, on- and near-shoring trends continue to support demand for well-located, well-distributed, and more resilient supply chain networks that can adapt to the changing global manufacturing landscape. In recent quarters, elevated new supply has softened fundamentals in certain markets, with the national vacancy rate increasing 30 basis points quarter-over-quarter to 5.7% as of Q2 2024 but, remaining well below the long-term average according to data from CBRE Econometric Advisors.7 Rent growth also continues to outperform the long-term average with national rents increasing 4.0% year-over-year, according to data from CBRE Econometric Advisors.7 Leasing activity has observed some recent positive momentum with Amazon returning to many major markets as they seek to double the number of same- and next-day delivery centers, further bolstering their supply chain capacity and efficiency.8 According to Prologis Research, completions are expected to decrease by 42% in the second half of 2024 compared to the first half of the year, with low levels of new deliveries extending through early 2025.9 Limited new supply coupled with ongoing secular demand growth may create a favorable operating environment for logistics real estate moving forward.

The multifamily property type delivered solid operating fundamentals during the second quarter of 2024. Despite the national occupancy rate remaining flat at 95%, net absorption surged to approximately 126,000 units during the second quarter, the highest quarterly level since 2021 and well above the long-term average, according to data from CBRE Econometric Advisors.7

Past performance is not indicative of future results. Holdings and allocations are subject to change without notice. Diversification does not eliminate the risk of experiencing investment losses.

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APOLLO DIVERSIFIED REAL ESTATE FUND

Despite elevated deliveries over the past two years, the U.S. remains grossly undersupplied in number of housing units, an issue that has been nearly two decades in the making. Further, new construction starts have fallen by 35% year-over-year, according to data from the Census Bureau, as inflationary pressure and elevated rates provide headwinds to development.10 The reduction of new starts is expected to reduce annual deliveries by 22% and 14% in 2025 and 2026, respectively, based on data from CBRE Econometric Advisors.7 Additionally, the for-sale housing market continues to grapple with availability and affordability challenges. Availability of for-sale homes remains low as many existing homeowners have in-place mortgages at interest rates far below prevailing market rates, limiting mobility. Affordability for new potential homebuyers also remains a challenge as increased borrowing costs coupled with still elevated home prices make homeownership increasingly less affordable particularly when compared to rental housing alternatives.

The specialty sector is comprised of property types that are built for a specific purpose and generally benefit from unique supply and demand characteristics. One such property type is student housing, which consists of properties that provide housing for college and university students as an alternative to traditional on-campus housing. Institutional quality student housing assets are generally located in close proximity to campus and nearby entertainment, offering students a professionally managed, highly-amenitized property that is often preferred by both students and parents alike. The student housing property type benefits from structural demographic demand drivers as more students attend higher education institutions, particularly the top ranked public and private colleges and universities across the country. According to data from RealPage Analytics, roughly 92.8% of the beds at the core 175 universities tracked by RealPage were leased for the Fall 2024 academic year as of August, marking the end of the pre-lease season.11 This result remained ahead of pre-COVID norms albeit slightly below the robust pre-leasing rate observed in the years immediately following the pandemic.11

Within retail, grocery-anchored (necessity) neighborhood centers remain a standout in terms of operating fundamentals and performance as strong consumption has been supportive of retail activity broadly. The availability rate for neighborhood centers was flat quarter-over-quarter, registering at 6.5% as of Q2 2024 and remaining at an all-time low for the property type based on data from CBRE Econometric Advisors.7 New completions remain historically low with just 0.04% of existing stock being added in the second quarter, far below the historical average.7 Muted new supply has persisted in recent years allowing owners to drive rental rate growth. According to data from CBRE Econometric advisors, rents for neighborhood centers grew by 2.5% year-over- year as of Q2 2024, which is above the long-term average.7 The current supply dynamic within the retail sector may provide stability in operating fundamentals in the near-term as tenants compete for the existing stock.

The office property type remains the most challenged across the commercial real estate sectors. The national vacancy rate increased by 10 basis points during the second quarter to 19.1%, marking the highest level since the early 1990s according to data from CBRE Econometric Advisors.7 However, the sector delivered positive net absorption during Q2 2024, snapping a streak of six consecutive quarters of negative net absorption.7 Moving forward, elevated vacancy coupled with ongoing reassessments of space needs by occupiers is anticipated to remain a headwind for the property type. Performance is expected to be bifurcated across quality and location with the highest quality assets in the best locations being relative winners. Commoditized, Class B and C office assets are likely to continue to bear the brunt of the challenges facing the sector going forward. It is important to note that the Fund has consistently been underweight the office property type relative to the NCREIF ODCE Index, which has been a contributor to positive relative returns. The Fund’s portfolio management team has positioned the Fund in favor of our high-conviction themes leaving private equity office exposure at less than 225 basis points of the Fund, as of July 1, 2024.2

The Fund remains grounded in the research that underpins the investment strategy. We believe that a combination of both public and private real estate in a portfolio may provide important diversification benefits as well as risk mitigation and alpha generation opportunities. The Fund’s portfolio management team employs a dynamic active management approach to asset allocation through the utilization of a relative value framework which analyzes opportunities across the real estate investable universe: private equity, private debt, public equity and public debt. This approach allows the Fund to shift allocations as conditions change, to benefit from periods of pricing dislocation. Over the past several quarters, the Fund’s portfolio management team has maintained an elevated level of exposure to publicly traded REITs as pricing appeared favorable for these securities. As of July 1, 2024, the Fund’s exposure to publicly traded securities was 38%, marking the highest allocation to public securities since inception. This positioning has positively contributed to overall Fund returns as publicly traded REITs have rallied significantly over the past year. Moving forward, publicly traded REITs have historically performed well following a Fed policy shift, returning +9.3%, +13.9%, and +20.1% in the subsequent 90-day, 180-day, and one-year periods following the end of Fed tightening, outperforming publicly traded equities in each period.12

As always, the Fund’s portfolio management team, along with the Fund’s underlying private fund partners, continue to seek attractive risk-adjusted return opportunities across real estate markets. We believe the Fund’s portfolio positioning, focus on high-quality assets within the Fund’s high-conviction sectors, underlying diversification and ability to take advantage of opportunities across both public and private markets, may help deliver a differentiated return profile to our investors. We are excited about the Fund’s future prospects and believe it is well positioned to take advantage of investment opportunities as they arise.

Represents the views and opinions of Apollo at the time of this letter and is subject to change.

Apollo Diversified Real Estate Fund is a closed-end management investment company that is operated as an interval fund. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. The Fund is only suitable for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. There is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. There is no secondary market for the Fund’s shares and none is expected to develop. Please see the Fund’s current prospectus for further information on the Fund’s objective, strategy and risk factors.

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APOLLO DIVERSIFIED REAL ESTATE FUND

We thank you for your continued confidence and support.

Sincerely,

Randy I. Anderson, Ph.D., CRE Portfolio Manager, Apollo Diversified Real Estate Fund	Spencer J. Propper Portfolio Manager, Apollo Diversified Real Estate Fund

Endnotes

Important Note on Index Performance: Index performance is shown for illustrative purposes only and has limitations when used for comparison or for other purposes due to, among other matters, volatility, credit or other factors (such as number of investments, recycling or reinvestment of distributions, and types of assets). It may not be possible to directly invest in one or more of these indices and the holdings of the Fund may differ markedly from the holdings of any such index in terms of levels of diversification, types of securities or assets represented and other significant factors. Indices are unmanaged, do not charge any fees or expenses, assume reinvestment of income and do not employ special investment techniques such as leveraging or short selling. No such index is indicative of the future results of the Fund. There can be no assurances that any of the trends described herein will continue or will not reverse. Past events and trends do not imply, predict or guarantee, and are not necessarily indicative of future events or results.

1.	Past performance is not indicative of future results. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. Actual results may vary. Fund returns presented herein include the reinvestment of distributions and are net of all Fund expenses, including management fees and general and administrative expenses, but exclude any applicable share class sales charge and fees paid by investors to their financial intermediary. Fund returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the deduction of such fees was reflected, the performance would be lower. Current performance may be lower or higher than the performance quoted. The most recent performance is available at www.apollo.com/adref or by calling 888.926.2688. As of August 31, 2024, the Fund’s load-waived, Class A share had a one-year return of 3.13%, a five-year annualized return of 4.09%, and a ten-year annualized return of 5.60%. As of August 31, 2024, the Fund’s Class A share with load (adjusted for initial maximum sales charge of 5.75%) had a one-year return of -2.79%, a five-year annualized return of 2.87%, and a ten-year annualized return of 4.98%. Class A share inception date: June 30, 2014. Alpha and beta calculation benchmark: S&P 500. Assets and securities contained within indices are different than the assets and securities contained in Apollo Diversified Real Estate Fund and will therefore have different risk and reward profiles. An investment cannot be made in an index, which is unmanaged and has returns that do not reflect any trading, management or other costs. There are limitations when comparing the Apollo Diversified Real Estate Fund to indices. Many open-end funds which track these indices offer daily liquidity, while closed-end interval funds offer liquidity on a periodic basis. Deteriorating general market conditions will reduce the value of stock securities. Fixed income risks include interest rate and credit risk, bond values fluctuate in price so the value of your investment can go down depending on market conditions. Real estate securities and debt obligations may decline because of adverse developments affecting the real estate industry and real property values.
2.	Fund holdings as of July 1, 2024. Fund size based on Gross Asset Value (GAV). Occupancy calculation is based on the Fund’s allocation to private real estate equity funds. Occupancy is the rate of which underlying properties are occupied, typically through leases. Leverage is the utilization of borrowings by the Fund’s underlying private real estate equity funds and does not represent the Fund’s direct use of leverage. The use of leverage increases investment risk and the potential for increased loss and could adversely affect market value of the Fund’s underlying private investment funds in periods of rising interest rates. Fund holdings are subject to change without notice. Diversification does not eliminate the risk of experiencing investment losses. The Fund is not intended to be a complete investment program.
3.	Federal Reserve.
4.	Bureau of Labor Statistics; U.S. Department of Labor; Bloomberg.
5.	Bureau of Economic Analysis; U.S. Department of Commerce; Bloomberg.
6.	Apollo Analysts, NCREIF Fund Index - Open End Diversified Core Equity Index (NFI-ODCE Index). The Fund’s private real estate portfolio is comprised of both private real estate equity and private real estate debt investments. The NFI-ODCE Index is a capitalization weighted index of investment returns reporting on both a historical and current basis the results of certain open-end commingled funds pursuing a core investment strategy. As of June 30, 2024, the Fund’s private real estate portfolio had a trailing one-year return of -5.82% and the NFI- ODCE Index had a trailing one-year return of -9.99%.
7.	CBRE Econometric Advisors.
8.	Amazon.
9.	Prologis Research.
10.	U.S. Census Bureau and U.S. Department of Housing and Urban Development.
11.	RealPage Market Analytics.
12.	CenterSquare Investment Management LLC. As of May 5, 2023. Average of returns beginning 3/31/1995, 6/30/2000, 6/30/2006, and 12/31/2018. Public Equities are represented by the S&P 500 Index. Public REITs are represented by the FTSE Nareit All Equity REITs Index. “Fed tightening” refers to periods when the Fed increases the federal funds target rate.

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APOLLO DIVERSIFIED REAL ESTATE FUND

Glossary

Alpha: A measure of risk-adjusted return implying how much a fund/manager outperformed its benchmark, given its risk profile.

Annualized Return: Calculated by annualizing cumulative return (i.e., adjusting it for a period of one year). Annualized return includes capital appreciation and assumes a reinvestment of dividends and distributions.

Basis Point (bps): A unit of measure used to describe the percentage change. One basis point is equivalent to 0.01% (1/100th of a percent) or 0.0001 in decimal form.

Beta: A measure of systematic risk (volatility), or the sensitivity of a fund to movements in a benchmark. A beta of 1 implies that you can expect the movement of a fund’s return series to match that of the benchmark used to measure beta. A value of less than 1 implies that the fund is less volatile than the index.

Bloomberg U.S. Aggregate Bond Index: An unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities.

Correlation: A statistical measure of how two securities move in relation to each other. A correlation ranges from -1 to 1. A positive correlation of 1 implies that as one security moves, either up or down, the other security will move in lockstep, in the same direction. A negative correlation of -1 indicates that the securities will move in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random.

Cumulative Return: The compound return of an investment. It includes capital appreciation and assumes a reinvestment of dividends and distributions.

FTSE NAREIT All Equity REITs Index: A free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

Gross Domestic Product (GDP): A comprehensive measure of U.S. economic activity. GDP measures the value of the final goods and services produced in the United States.

Net Asset Value (NAV): Represents a fund’s per-share price. NAV is calculated by dividing a fund’s total net assets by its number of shares outstanding.

NCREIF Fund Index – Open End Diversified Core Equity (NFI-ODCE or NCREIF ODCE Index): An index of investment returns reporting on both a historical and current basis the results of certain open-end commingled funds pursuing a core investment strategy. The NFI-ODCE Index is capitalization-weighted.

Net Operating Income (NOI): A calculation used to analyze real estate investments that generate income. Net operating income equals all revenue from the property minus necessary operating expenses.

S&P 500 Index: An index based on market cap of the 500 largest companies having stock listed on the New York Stock Exchange (NYSE) or NASDAQ.

Sharpe Ratio: Measures risk-adjusted returns by calculating the excess return (above the risk-free rate) per unit of risk (standard deviation). The higher the ratio, the better the risk-adjusted returns. The average three-month U.S. Treasury T-bill auction was used as the risk-free rate in this material.

Standard Deviation: Measures the average deviations of a return series from its mean, and is often used as a measure of volatility/risk. A large standard deviation implies that there have been large swings in the return series of the manager.

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APOLLO DIVERSIFIED REAL ESTATE FUND

Important Disclosure Information

This material is neither an offer to sell nor a solicitation to purchase any security. Investors should carefully consider the investment objectives, risks, charges and expenses of Apollo Diversified Real Estate Fund (the “Fund”). This information and other important details about the Fund are contained in the prospectus, which can be obtained by visiting www.apollo.com/adref. Please read the prospectus carefully before investing.

Past performance is not indicative of future results. Fund returns presented herein include the reinvestment of distributions and are net of all Fund expenses, including management fees and general and administrative expenses, but exclude any applicable share class sales charge and fees paid by investors to their financial intermediary. Fund returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the deduction of such fees was reflected, the performance would be lower. Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the assets of the Fund among the various securities and investments in which the Fund invests. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns. Current performance may be lower or higher than the performance quoted. The most recent performance is available at www.apollo.com/adref or by calling 888.926.2688.

The Fund is a closed-end management investment company that is operated as an interval fund. The shares have no history of public trading, nor is it intended that the shares will be listed on a public exchange at this time. No secondary market is expected to develop for the Fund’s shares. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% and no more than 25% of the Fund’s shares outstanding at net asset value. There is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Due to these restrictions, an investor should consider an investment in the Fund to be of limited liquidity. The Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. Investing in the Fund is speculative and involves a high degree of risk, including the risks associated with leverage and the risk of a substantial loss of investment. There is no guarantee that the investment strategies will work under all market conditions. You should carefully consider which class of shares to purchase.

The Fund’s inception date was June 30, 2014. Per the Fund’s prospectus dated February 1, 2024 as supplemented August 13, 2024, the total annual expense ratio is 2.03% for Class A shares. The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 1.91% per annum of the Fund’s average daily net assets attributable to Class A shares (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the lesser of the Expense Limitation in place at the time of waiver or at the time of reimbursement to be exceeded. The Expense Limitation Agreement will remain in effect, at least until May 31, 2025, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Board on 60 days written notice to the Adviser. After May 31, 2025, the Expense Limitation Agreement may be renewed at the Adviser’s and Board’s discretion.

The Fund’s distribution policy is to make quarterly distributions to shareholders. Shareholders should not assume that the source of a distribution from the Fund is net profit. A portion of the Fund’s distributions includes return of capital. Please refer to the Fund’s most recent Section 19(a) notice for an estimate of the composition of the Fund’s most recent distribution, available at www.apollo.com/adref, and the Fund’s semi-annual or annual reports filed with the U.S. Securities and Exchange Commission (the “SEC”) and available on the Fund’s website for additional information regarding the composition of distributions. The Fund’s distributions may be affected by numerous factors, including but not limited to changes in Fund expenses including the amount of expenses waived by the Fund’s Adviser, investment performance, realized and projected market returns, fluctuations in market interest rates, and other factors. There is no assurance that the Fund’s distribution rate will be sustainable in the future nor are distributions guaranteed.

Investors in the Fund should understand that the net asset value (“NAV”) of the Fund will fluctuate, which may result in a loss of the principal amount invested. The Fund’s investments may be negatively affected by the broad investment environment and capital markets in which the Fund invests, including the real estate market, the debt market and/or the equity securities market. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. The Fund is “diversified” under the Investment Company Act of 1940. Diversification does not eliminate the risk of experiencing investment losses. Holdings are subject to change without notice. The Fund is not intended to be a complete investment program.

The Fund will not invest in real estate directly, but, because the Fund will concentrate its investments in securities of REITs and other real estate industry issuers, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. The value of securities of companies in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. By investing in the Fund, a shareholder will not be deemed to be an investor in any underlying fund and will not have the ability to exercise any rights attributable to an investor in any such underlying fund related to their investment. The Fund’s investment in Private Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. Also, once an investment is made in a Private Investment Fund, neither the Adviser nor any Sub-Adviser will be able to exercise control over investment decisions made by the Private Investment Fund. The Fund may invest in securities of other investment companies, including ETFs. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests, in addition to the management fees (and other expenses) paid by the Fund.

7

9 West 57th Street New York, NY 10019	212.515.3200 www.apollo.com/adref

This sales material must be accompanied or preceded by the prospectus and must be read in conjunction with the Fund’s prospectus in order to fully understand all the implications and risks of an investment in the Fund. This sales material is neither an offer to sell nor a solicitation of an offer to buy securities. Investments mentioned herein may not be suitable for prospective investors. An offering is made only by the prospectus, which must be made available to you prior to making a purchase of shares and is available at www.apollo.com/adref. Prior to making an investment, investors should read the prospectus, including the “Risk Factors” section therein, which contain the risks and uncertainties that we believe are material to the Fund’s business, operating results.

Alternative investments often are speculative, typically have higher fees than traditional investments, often include a high degree of risk and are suitable only for eligible, long-term investors who are willing to forgo liquidity and put capital at risk for an indefinite period of time. They may be highly illiquid and can engage in leverage and other speculative practices that may increase volatility and risk of loss.

This investor update may contain certain forward-looking statements. Such forward-looking statements can generally be identified by our use of forward-looking terminology such as “may,” “will,” “expect,” “intend,” “anticipate,” “estimate,” “believe,” “continue,” or other similar words. Because such statements include risks, uncertainties and contingencies, actual results may differ materially from the expectations, intentions, beliefs, plans or predictions of the future expressed or implied by such forward-looking statements. These risks, uncertainties and contingencies include, but are not limited to: uncertainties relating to changes in general economic and real estate conditions; uncertainties relating to the implementation of our investment strategy; uncertainties relating to capital proceeds; and other risk factors as outlined in the Fund’s prospectus, statement of additional information, annual report and semi-annual report filed with the Securities and Exchange Commission.

This material may not be distributed, transmitted or otherwise communicated to others, in whole or in part, without the express written consent of Apollo Global Management, Inc. (together with its subsidiaries, “Apollo”).

This material has been distributed for informational purposes only and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product or be relied upon for any other purpose. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned herein. Information contained herein has been obtained from sources deemed to be reliable, but not guaranteed. Apollo Global Management and its affiliates do not provide tax, legal or accounting advice. This material is not intended to provide, and should not be relied on for, tax, legal or accounting advice. You should consult your own tax, legal and accounting advisors before engaging in any transaction. This material represents views as of the date of this presentation and is subject to change without notice of any kind.

Not a deposit	May lose value	No bank guarantee
Not insured by the FDIC, NCUA or any other government agency

Apollo Global Securities, LLC (“AGS”) and Griffin Capital Securities, LLC (“GCS”), Members of FINRA and SIPC, are subsidiaries of Apollo Global Management, Inc. AGS conducts Apollo’s capital markets business and certain of its product marketing and distribution, and GCS is a wholesale marketing agent for Apollo-sponsored products. ALPS Distributors, Inc. (1290 Broadway, Suite 1000, Denver, CO 80203, Member FINRA) is the distributor of Apollo Diversified Real Estate Fund. Apollo Global Management, Inc. and ALPS Distributors, Inc. are not affiliated.

© 2024 Apollo Global Management, Inc. All rights reserved.

GWMS,20240923-3877045-12305894-SR-[No] | GFC001685 | Exp. 09.30.25	ADREF-IU397233-0924A

APOLLO DIVERSIFIED REAL ESTATE FUND

NOTICE OF QUARTERLY REPURCHASE OFFER

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**

September 26, 2024

Dear Apollo Diversified Real Estate Fund Shareholder,

Thank you for your investment. The purpose of this notice is to inform you of the quarterly repurchase offer by Apollo Diversified Real Estate Fund (the “Fund”). Quarterly repurchase offers provide a degree of liquidity to shareholders of the Fund. You will receive a notice similar to this once per quarter. The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer period.

The repurchase offer period will begin on September 26, 2024 and end on November 5, 2024 (the “Repurchase Request Deadline”). If you own shares through a financial intermediary, financial adviser or broker/dealer (“Financial Intermediary”), please contact your Financial Intermediary.

Please also note that Class C shareholders who tender for repurchase of such shareholder’s Class

C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds.

If you wish to tender shares, your Financial Intermediary will provide you with specific instructions. If you are unable to contact your Financial Intermediary or own shares directly and wish to tender shares, you can alternatively complete the Repurchase Request Form.

IMPORTANT

All repurchase requests must be received in good order prior to the Repurchase Request Deadline. The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in proper form to the Transfer Agent prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to NAV fluctuation during that time.

If you have any questions, please refer to the attached Repurchase Offer or contact your Financial Intermediary. You may also contact us directly at 1-888-926-2688.

Sincerely,

Apollo Diversified Real Estate Fund

RE-IU110107DIRECT (0924)

APOLLO DIVERSIFIED REAL ESTATE FUND REPURCHASE OFFER

1 THE OFFER	Apollo Diversified Real Estate Fund (the “Fund”) is offering to repurchase, for cash, up to 5% of the Fund’s issued and outstanding shares (Class A, Class C, Class I, Class L and Class M shares) (“Repurchase Offer Amount”) as of the Repurchase Request Deadline (as defined below) at a price equal to the net asset value (“NAV”) of the applicable class of shares as of the close of regular business trading on the New York Stock Exchange on the Repurchase Pricing Date (as defined below). The purpose of this offer is to provide a level of liquidity to shareholders, as no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s current effective prospectus and statement of additional information.
2 NET ASSET VALUE

The Fund’s NAV on September 19, 2024 of the Class A shares (GIREX) was $25.85 per share, of the Class C shares (GCREX) was $24.14 per share, of the Class I shares (GRIFX) was $26.45 per share, of the Class L shares (GLREX) was $25.42 per share and of the Class M shares (GMREX) was $24.87 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below).

The Fund’s NAV fluctuates. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you submit your repurchase request.

The current NAV may be obtained by calling 1-888-926-2688 and asking for the most current NAV per share or by visiting www.apollo.com/adref. The shares of the Fund are not traded on any organized market or securities exchange.

3 REPURCHASE REQUEST DEADLINE	All repurchase requests must be received in good order prior to 4:00 p.m., Eastern Time, on November 5, 2024.
4 REPURCHASE PRICING DATE	The NAV used to calculate the repurchase price will be determined as of the close of regular business trading on the New York Stock Exchange on November 5, 2024 (the “Repurchase Pricing Date”). There is a risk that the NAV per share fluctuates between the date on which you submit your repurchase request and the Repurchase Pricing Date, and that the NAV on the Repurchase Pricing Date may be higher or lower than the NAV on the date you submit your repurchase request.
5 PAYMENT FOR SHARES REPURCHASED	The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee. However, as stated above, a contingent deferred sales charge may apply to Class C shares tendered for repurchase.
6 INCREASE IN NUMBER OF SHARES REPURCHASED

If shareholders tender for repurchase more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred (100) shares and who tender all of their shares, before prorating other amounts tendered. There is no assurance that you will be able to sell as many of your shares as you desire to sell in the repurchase offer or in any subsequent repurchase offer. If a portion of your shares were not repurchased due to proration, you will have to wait until the next quarterly repurchase offer to submit a new repurchase request if you still wish to tender your shares for repurchase.

With respect to any required minimum distributions from an IRA or other qualified retirement plan, it is the obligation of the shareholder to determine the amount of any such required minimum distribution and to otherwise satisfy the required minimum. In the event that shareholders tender for repurchase more than the Repurchase Offer Amount, and the Fund repurchases shares on a pro rata basis, it may result in the shareholder not receiving the full amount of a required minimum distribution.

7 WITHDRAWAL OR MODIFICATION	Requests to repurchase shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on November 5, 2024.

RE-IU110107DIRECT (0924)

APOLLO DIVERSIFIED REAL ESTATE FUND REPURCHASE OFFER

8 SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER

The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board of Trustees, including a majority of the independent Trustees, and only in the following limited circumstances:

•     If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

•     For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•    For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund’s NAV of each of the Fund’s Class A, Class C, Class I, Class L and Class M shares; and

•   For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.

9 TAX CONSEQUENCES	You should review the tax information in the Fund’s prospectus and statement of additional information and consult with your tax adviser regarding any specific consequences, including potential state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held.
10 CONTINGENT DEFERRED SALES CHARGES ON CLASS C SHARES	Class A, Class I, Class L and Class M shareholders are not subject to a contingent deferred sales charge. Class C shareholders who tender for repurchase of such shareholder’s Class C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds. The Fund or its designee may waive the imposition of the contingent deferred sales charge in the following shareholder situations: (1) shareholder death or (2) shareholder disability. Any such waiver does not imply that the contingent deferred sales charge will be waived at any time in the future or that such contingent deferred sales charge will be waived for any other shareholder.
11 NO REPURCHASE FEE	The Fund does not charge a transaction fee to repurchase Fund Shares. However, as stated above, a contingent deferred sales charge may apply to Class C shares tendered for repurchase. If your shares are held at a Financial Intermediary, your intermediary may charge transaction or other fees in connection with your repurchase request.
12 REPURCHASE REQUESTS IN PROPER FORM

All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, Apollo Real Estate Fund Adviser, LLC (the “Adviser”), CenterSquare Investment Management LLC (“CenterSquare”), Aon Investments USA Inc. (“Aon” and together with CenterSquare, the “Sub-Advisers”), SS&C GIDS, Inc. (the “Transfer Agent”), ALPS Distributors, Inc. (the “Distributor”), nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Adviser, the Sub-Advisers, nor the Distributor, is or will be obligated to ensure that your Financial Intermediary, or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund’s current effective prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this Repurchase Offer, contact your Financial Intermediary.

If this repurchase request is due to shareholder death, please call the Fund at 1-888-926-2688 or contact your Financial Intermediary regarding additional required documentation (such as a death certificate).

RE-IU110107DIRECT (0924)

REPURCHASE REQUEST FORM MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, TUESDAY, NOVEMBER 5, 2024

REGULAR MAIL: Apollo Diversified Real Estate Fund c/o SS&C GIDS, Inc. P.O. Box 219133 Kansas City, MO 64121-9133	OVERNIGHT MAIL: Apollo Diversified Real Estate Fund c/o SS&C GIDS, Inc. 430 W 7th Street Kansas City, MO 64105-1407

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to 5% of the outstanding shares of the Apollo Diversified Real Estate Fund, and that if shareholders request to repurchase more than the Repurchase Offer Amount, the Fund may repurchase shares on a pro rata basis which may result in the Fund not repurchasing the full amount of the shares that I am requesting.

For Class C Shareholders Only: I understand that tendering Class C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds.

NAME(S) OF REGISTERED SHAREHOLDERS

ACCOUNT NUMBER	INVESTOR ADDRESS	DAYTIME TELEPHONE NUMBER

SHARES TENDERED (Check one share class, reason for repurchase, and the number of shares or dollar amount as appropriate)

Class of Shares to be Tendered:

[ ] Class A Shares (GIREX)	[ ] Class C Shares (GCREX)	[ ] Class I Shares (GRIFX)

[ ] Class L Shares (GLREX)	[ ] Class M Shares (GMREX)

(if tendering more than one share class, please submit a separate form for each share class)

Reason for Repurchase:
[ ] Standard Repurchase	[ ] Repurchase Due to Death*

Tender Amount:		For Internal Use Only
[ ] Full Tender:	Please tender all shares in my account.
[ ] Partial Tender:	Please tender _________ shares from my account.
[ ] Dollar Amount:	Please tender enough shares to net $ _________.

*	If this repurchase request is due to shareholder death, please call the Fund at 1-888-926-2688 or contact your Financial Intermediary. Requests due to death are intended for natural persons and will require additional supporting documents.

RE-IU110107DIRECT (0924)

REPURCHASE REQUEST FORM MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, TUESDAY, NOVEMBER 5, 2024

PLEASE NOTE:

1.	A REPURCHASE REQUEST THAT DOES NOT SPECIFY A FULL REPURCHASE, NUMBER OF SHARES, OR A DOLLAR AMOUNT WILL BE REJECTED.
2.	THIS FORM MUST BE RECEIVED BY THE TRANSFER AGENT NO LATER THAN 4:00 P.M. EASTERN TIME ON THE REPURCHASE REQUEST DEADLINE. REPURCHASE REQUESTS RECEIVED BY THE TRANSFER AGENT CANNOT BE REVOKED AFTER THE REPURCHASE REQUEST DEADLINE.
3.	ANY REQUEST RECEIVED OUTSIDE OF AN ACTIVE REPURCHASE PERIOD OR REQUESTS FOR FUTURE REPURCHASE PERIODS WILL BE REJECTED.
4.	ALTERATIONS TO THIS FORM ARE PROHIBITED AND THE REQUEST WILL BE REJECTED.
5.	TO PREVENT BACKUP WITHHOLDING PLEASE ENSURE THAT A COMPLETED AND SIGNED APPLICATION FORM OR A FORM W-9 (OR FORM W-8 FOR NON-U.S. SHAREHOLDERS) HAS BEEN SUBMITTED PREVIOUSLY.
6.	CUSTODIAN APPROVAL IS REQUIRED FOR ACCOUNTS HELD THROUGH A CUSTODIAN. REPURCHASE REQUESTS FOR SUCH ACCOUNTS THAT DO NOT INCLUDE BOTH THE INVESTOR SIGNATURE(S) AND CUSTODIAN APPROVAL BY THE REPURCHASE REQUEST DEADLINE WILL NOT BE DEEMED IN GOOD ORDER.

Payment and Delivery Instructions:

Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholder(s) and mailed to the address of record.

Alternative mailing instructions:

Signature and certification:

Your signature(s) below must correspond exactly with the Authorized Person(s) elected on the account.

I acknowledge that:

•	Provision of this form should not be construed to cause the Fund, or its affiliates, to become an investment advice fiduciary under ERISA or the Internal Revenue Code.
•	I certify that I am authorized to make these elections and that all information provided is true and accurate.
•	No tax or legal advice has been given to me by the Transfer Agent, the Custodian, the Fund, or any agent of either of them, and that all decisions regarding the elections made on this form are my own.
•	The Custodian is authorized to distribute funds from my account in the manner requested. The Fund may conclusively rely on this certification and authorization without further investigation or inquiry.
•	I assume responsibility for any adverse consequences that may arise from the election(s) and agree that the Fund and their agents shall in no way be responsible, and shall be indemnified and held harmless, for any tax, legal or other consequences of the election(s) made on this form.
•	The payment is to be sent to the registered owner(s) of the shares shown in the registration of the account.

Signature:	Date

Print name:	Telephone Number:

Signature (if joint account both must sign):	Date

Print name:	Telephone Number:

CUSTODIAN APPROVAL (FOR ACCOUNTS HELD THROUGH A CUSTODIAN)

RE-IU110107DIRECT (0924)

Apollo Diversified Real Estate Fund

Investor Update

Fall 2024

Class A Share (NASDAQ: GIREX)

Inception Through 8/31/241

Performance
Cumulative Return	74.63%
Annualized Return	5.64%
Standard Deviation	4.57%
The Fund’s Standard Deviation (a measure of volatility/risk) was more than three times less than the S&P 500 Index over the same period.
Sharpe Ratio	0.87
Alpha	1.95%
Beta	0.17
Private Fund Diversification[2] As of 7/1/24
$256.50B Gross Asset Value
3,943 investments diversified by sector, geography, and manager
Randy I. Anderson, Ph.D., CRE Portfolio Manager Apollo Diversified Real Estate Fund	Spencer J. Propper Portfolio Manager Apollo Diversified Real Estate Fund

September 26, 2024

We are pleased to present the Fall 2024 Investor Update for Apollo Diversified Real Estate Fund (the “Fund”). We greatly appreciate the support of our shareholders, and we seek to remain true to the Fund’s stated objective of delivering returns comprised of income and appreciation with moderate volatility and low correlation to the broader markets. At the end of the second quarter, the Fund celebrated its 10-year anniversary. We would like to thank our shareholders and partners for their ongoing support.

The Fund’s favorable portfolio positioning has continued to benefit performance during the year, with the Fund’s load-waived Class A shares delivering a total net return of +5.19% year-to-date through September 13, 2024.1 This performance is a testament to the Fund’s actively managed investment strategy that seeks to maximize return per unit of risk across the four quadrants of the commercial real estate investable universe (private equity, private debt, public equity, and public debt). The Fund’s strong performance has been a standout among real estate interval funds, with the Fund’s load-waived Class A shares delivering the best returns in the trailing 1-year, 3-year, 5-year, and since Fund inception periods as of August 31, 2024.1 As discussed later in this letter, this outperformance has been

Past performance is not indicative of future results. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. Actual results may vary. Fund performance based on load-waived, Class A shares and does not reflect any sales charge. The maximum sales charge for Class A shares is 5.75%. As of 8/31/24, the Fund’s load-waived Class A share had a ten-year annualized return of 5.60%, a five-year annualized return of 4.09% and a one-year return of 3.13%. As of 8/31/24, the Fund’s Class A share with load (adjusted for initial maximum sales charge of 5.75%) had a since inception annualized return of 5.02%, a ten-year annualized return of 4.98%, a five-year annualized return of 2.87%, and one-year return of -2.79%. Per the Fund’s most recent prospectus the total annual expense ratio without any fee waiver or reimbursement is 2.03% for Class A shares. Certain of these returns reflect the impact of fee waivers and expense limitation and reimbursement agreements in effect during the given period. The Fund’s current expense limitation and reimbursement agreement will remain in effect at least through May 31, 2025. The fees and expenses provided herein are as of the date of the Fund’s most recent prospectus and are qualified in their entirety by the Fund’s prospectus. Actual expenses may be greater or less than shown. Fees and expenses can vary materially. These expense figures should not be considered a representation of future expenses. Subject to change without notice. Fund returns presented herein include the reinvestment of distributions and are net of all Fund expenses, including management fees and general and administrative expenses, but exclude any applicable share class sales charge and fees paid by investors to their financial intermediary. Fund returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the deduction of such fees was reflected, the performance would be lower. The most recent performance is available at www.apollo.com/adref or by calling 888.926.2688.

APOLLO DIVERSIFIED REAL ESTATE FUND

Fund Performance Since Inception

(7/1/14 to 8/31/24)1

Growth of a Hypothetical $10,000 Investment Since Fund Inception

Performance Metrics

	Cumulative Return	Annualized Return	Standard Deviation	Sharpe Ratio	Alpha	Beta
Apollo Diversified Real Estate Fund (NASDAQ: GIREX)	74.63%	5.64%	4.57%	0.87	1.95%	0.17
S&P 500 Index	247.52%	13.03%	15.19%	0.75	0.00%	1.00
Bloomberg U.S. Aggregate Bond Index	18.65%	1.70%	4.89%	0.00	-1.26%	0.12

Risk & Return

Past performance is not indicative of future results. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. Actual results may vary. Fund performance based on load-waived, Class A shares and does not reflect any sales charge. The maximum sales charge for Class A shares is 5.75%. Per the Fund’s most recent prospectus the total annual expense ratio without any fee waiver or reimbursement is 2.03% for Class A shares. Certain of these returns reflect the impact of fee waivers and expense limitation and reimbursement agreements in effect during the given period. The Fund’s current expense limitation and reimbursement agreement will remain in effect at least through May 31, 2025. The fees and expenses provided herein are as of the date of the Fund’s most recent prospectus and are qualified in their entirety by the Fund’s prospectus. Actual expenses may be greater or less than shown. Fees and expenses can vary materially. These expense figures should not be considered a representation of future expenses. Subject to change without notice. Fund returns presented herein include the reinvestment of distributions and are net of all Fund expenses, including management fees and general and administrative expenses, but exclude any applicable share class sales charge and fees paid by investors to their financial intermediary. Fund returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the deduction of such fees was reflected, the performance would be lower. The most recent performance is available at www.apollo.com/adref or by calling 888.926.2688.

APOLLO DIVERSIFIED REAL ESTATE FUND

attributable to the Fund’s dynamic approach to portfolio allocation and relative value framework. From the Fund’s inception on June 30, 2014, through August 31, 2024, the Fund’s load-waived Class A shares generated a(n):1

Total cumulative return of 74.63% and a 5.64% annualized return.
Sharpe ratio of 0.87.
Standard deviation of 4.57%, which is in line with the standard deviation for the Bloomberg U.S. Aggregate Bond Index (4.89%).
Alpha of 1.95%.
Beta of 0.17.

The Federal Reserve’s (the “Fed”) statutory mandate is to promote maximum employment and stable prices, or what is commonly called the “dual mandate”.3 The surge in demand, coupled with excess savings consumers accumulated during and following the COVID pandemic, drove prices of goods and services higher, reaching a peak year-over-year rate of change of 9.1% in June of 2022.4 After more than two years in the most recent rate hiking cycle, much progress has been made in the Fed’s efforts to moderate price appreciation. Inflation appears to be cooling at a consistent pace, with the August 2024 year-over-year inflation reading of 2.5% registering far below the peak from over two years ago.4 Despite more restrictive capital market conditions, the U.S. economy has continued to expand with Q2 real Gross Domestic Product growing by 3.0%, which was revised up from the initial reading and was well above consensus estimates.5 The U.S. consumer has been the backbone of this economic strength, benefitting from favorable labor market dynamics which have driven strong job and wage growth with average hourly earnings increasing 4.1% year-over-year as of August, outpacing inflation during the same period.4 The unemployment rate registered at 4.2% in the recent August jobs report, down 10 basis points from the prior month.4 However, recent downward revisions to payroll statistics and headline nonfarm payroll gains coming in below expectations are showing signs of a softening labor market. With inflation moderating and the labor market starting to cool, the Fed decided to cut the policy target rate by 50 basis points following their meeting on September 18, 2024, the first cut in four years, in an effort to balance their dual mandate and achieve a so called “soft landing”. Market participants continue to analyze and scrutinize real-time economic readings to calibrate the magnitude of additional cuts moving forward. Ongoing adjustments to Fed policy, an upcoming U.S. Presidential election, and continuing global geopolitical conflicts all have the potential to drive additional volatility moving into the end of the year, which, in our view, may present an attractive entry point for certain risk assets.

Increased investment activity, steadying property valuations, and moderating long-term yields continue to provide a favorable backdrop for commercial real estate fundamentals, with many property sectors registering occupancy rates and net operating income growth in line with or better than long-term averages. This relative strength in operating fundamentals has not been uniformly felt across property types, resulting in heightened levels of dispersion in property sector performance. In contrast to many headlines claiming that the real estate industry faces broad challenges, we have been writing for some time that specific property types (e.g. office) and certain high-risk strategies account for the majority of headwinds. Property sectors that benefit from strong secular demand (demographic changes, technological innovation, and shifting consumer behavior) have demonstrated superior operating fundamentals when compared to property types that rely on broad economic growth to drive positive investment outcomes. Sectors that benefit from secular demand drivers include the industrial, multifamily, and specialty (such as student housing) property types and comprise the Fund’s high-conviction themes. As of July 1, 2024, 90% of the Fund’s private equity real estate portfolio was allocated to our high-conviction sectors.2 In an environment characterized by disparate performance across property sectors, active management continues to drive outsized investment performance. During the trailing one-year period ended June 30, 2024, the Fund’s private real estate portfolio delivered +4.18% of excess return relative to the NCREIF ODCE Index, an illustration of the Fund’s favorable portfolio positioning.6

Property fundamentals for the industrial sector remained healthy in the second quarter of 2024, driven by strong demand from ongoing e-commerce adoption and supply chains adjusting to accommodate the rapid delivery of goods to end consumers. Further, on- and near-shoring trends continue to support demand for well-located, well-distributed, and more resilient supply chain networks that can adapt to the changing global manufacturing landscape. In recent quarters, elevated new supply has softened fundamentals in certain markets, with the national vacancy rate increasing 30 basis points quarter-over-quarter to 5.7% as of Q2 2024 but, remaining well below the long-term average according to data from CBRE Econometric Advisors.7 Rent growth also continues to outperform the long-term average with national rents increasing 4.0% year-over-year, according to data from CBRE Econometric Advisors.7 Leasing activity has observed some recent positive momentum with Amazon returning to many major markets as they seek to double the number of same- and next-day delivery centers, further bolstering their supply chain capacity and efficiency.8 According to Prologis Research, completions are expected to decrease by 42% in the second half of 2024 compared to the first half of the year, with low levels of new deliveries extending through early 2025.9 Limited new supply coupled with ongoing secular demand growth may create a favorable operating environment for logistics real estate moving forward.

The multifamily property type delivered solid operating fundamentals during the second quarter of 2024. Despite the national occupancy rate remaining flat at 95%, net absorption surged to approximately 126,000 units during the second quarter, the highest quarterly level since 2021 and well above the long-term average, according to data from CBRE Econometric Advisors.7

Past performance is not indicative of future results. Holdings and allocations are subject to change without notice. Diversification does not eliminate the risk of experiencing investment losses.

APOLLO DIVERSIFIED REAL ESTATE FUND

Despite elevated deliveries over the past two years, the U.S. remains grossly undersupplied in number of housing units, an issue that has been nearly two decades in the making. Further, new construction starts have fallen by 35% year-over-year, according to data from the Census Bureau, as inflationary pressure and elevated rates provide headwinds to development.10 The reduction of new starts is expected to reduce annual deliveries by 22% and 14% in 2025 and 2026, respectively, based on data from CBRE Econometric Advisors.7 Additionally, the for-sale housing market continues to grapple with availability and affordability challenges. Availability of for-sale homes remains low as many existing homeowners have in-place mortgages at interest rates far below prevailing market rates, limiting mobility. Affordability for new potential homebuyers also remains a challenge as increased borrowing costs coupled with still elevated home prices make homeownership increasingly less affordable particularly when compared to rental housing alternatives.

The specialty sector is comprised of property types that are built for a specific purpose and generally benefit from unique supply and demand characteristics. One such property type is student housing, which consists of properties that provide housing for college and university students as an alternative to traditional on-campus housing. Institutional quality student housing assets are generally located in close proximity to campus and nearby entertainment, offering students a professionally managed, highly-amenitized property that is often preferred by both students and parents alike. The student housing property type benefits from structural demographic demand drivers as more students attend higher education institutions, particularly the top ranked public and private colleges and universities across the country. According to data from RealPage Analytics, roughly 92.8% of the beds at the core 175 universities tracked by RealPage were leased for the Fall 2024 academic year as of August, marking the end of the pre-lease season.11 This result remained ahead of pre-COVID norms albeit slightly below the robust pre-leasing rate observed in the years immediately following the pandemic.11

Within retail, grocery-anchored (necessity) neighborhood centers remain a standout in terms of operating fundamentals and performance as strong consumption has been supportive of retail activity broadly. The availability rate for neighborhood centers was flat quarter-over-quarter, registering at 6.5% as of Q2 2024 and remaining at an all-time low for the property type based on data from CBRE Econometric Advisors.7 New completions remain historically low with just 0.04% of existing stock being added in the second quarter, far below the historical average.7 Muted new supply has persisted in recent years allowing owners to drive rental rate growth. According to data from CBRE Econometric advisors, rents for neighborhood centers grew by 2.5% year-over- year as of Q2 2024, which is above the long-term average.7 The current supply dynamic within the retail sector may provide stability in operating fundamentals in the near-term as tenants compete for the existing stock.

The office property type remains the most challenged across the commercial real estate sectors. The national vacancy rate increased by 10 basis points during the second quarter to 19.1%, marking the highest level since the early 1990s according to data from CBRE Econometric Advisors.7 However, the sector delivered positive net absorption during Q2 2024, snapping a streak of six consecutive quarters of negative net absorption.7 Moving forward, elevated vacancy coupled with ongoing reassessments of space needs by occupiers is anticipated to remain a headwind for the property type. Performance is expected to be bifurcated across quality and location with the highest quality assets in the best locations being relative winners. Commoditized, Class B and C office assets are likely to continue to bear the brunt of the challenges facing the sector going forward. It is important to note that the Fund has consistently been underweight the office property type relative to the NCREIF ODCE Index, which has been a contributor to positive relative returns. The Fund’s portfolio management team has positioned the Fund in favor of our high-conviction themes leaving private equity office exposure at less than 225 basis points of the Fund, as of July 1, 2024.2

The Fund remains grounded in the research that underpins the investment strategy. We believe that a combination of both public and private real estate in a portfolio may provide important diversification benefits as well as risk mitigation and alpha generation opportunities. The Fund’s portfolio management team employs a dynamic active management approach to asset allocation through the utilization of a relative value framework which analyzes opportunities across the real estate investable universe: private equity, private debt, public equity and public debt. This approach allows the Fund to shift allocations as conditions change, to benefit from periods of pricing dislocation. Over the past several quarters, the Fund’s portfolio management team has maintained an elevated level of exposure to publicly traded REITs as pricing appeared favorable for these securities. As of July 1, 2024, the Fund’s exposure to publicly traded securities was 38%, marking the highest allocation to public securities since inception. This positioning has positively contributed to overall Fund returns as publicly traded REITs have rallied significantly over the past year. Moving forward, publicly traded REITs have historically performed well following a Fed policy shift, returning +9.3%, +13.9%, and +20.1% in the subsequent 90-day, 180-day, and one-year periods following the end of Fed tightening, outperforming publicly traded equities in each period.12

As always, the Fund’s portfolio management team, along with the Fund’s underlying private fund partners, continue to seek attractive risk-adjusted return opportunities across real estate markets. We believe the Fund’s portfolio positioning, focus on high-quality assets within the Fund’s high-conviction sectors, underlying diversification and ability to take advantage of opportunities across both public and private markets, may help deliver a differentiated return profile to our investors. We are excited about the Fund’s future prospects and believe it is well positioned to take advantage of investment opportunities as they arise.

Represents the views and opinions of Apollo at the time of this letter and is subject to change.

Apollo Diversified Real Estate Fund is a closed-end management investment company that is operated as an interval fund. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. The Fund is only suitable for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. There is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. There is no secondary market for the Fund’s shares and none is expected to develop. Please see the Fund’s current prospectus for further information on the Fund’s objective, strategy and risk factors.

APOLLO DIVERSIFIED REAL ESTATE FUND

We thank you for your continued confidence and support.

Sincerely,

Randy I. Anderson, Ph.D., CRE Portfolio Manager, Apollo Diversified Real Estate Fund	Spencer J. Propper Portfolio Manager, Apollo Diversified Real Estate Fund

Endnotes

Important Note on Index Performance: Index performance is shown for illustrative purposes only and has limitations when used for comparison or for other purposes due to, among other matters, volatility, credit or other factors (such as number of investments, recycling or reinvestment of distributions, and types of assets). It may not be possible to directly invest in one or more of these indices and the holdings of the Fund may differ markedly from the holdings of any such index in terms of levels of diversification, types of securities or assets represented and other significant factors. Indices are unmanaged, do not charge any fees or expenses, assume reinvestment of income and do not employ special investment techniques such as leveraging or short selling. No such index is indicative of the future results of the Fund. There can be no assurances that any of the trends described herein will continue or will not reverse. Past events and trends do not imply, predict or guarantee, and are not necessarily indicative of future events or results.

1.	Past performance is not indicative of future results. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. Actual results may vary. Fund returns presented herein include the reinvestment of distributions and are net of all Fund expenses, including management fees and general and administrative expenses, but exclude any applicable share class sales charge and fees paid by investors to their financial intermediary. Fund returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the deduction of such fees was reflected, the performance would be lower. Current performance may be lower or higher than the performance quoted. The most recent performance is available at www.apollo.com/adref or by calling 888.926.2688. As of August 31, 2024, the Fund’s load-waived, Class A share had a one-year return of 3.13%, a five-year annualized return of 4.09%, and a ten-year annualized return of 5.60%. As of August 31, 2024, the Fund’s Class A share with load (adjusted for initial maximum sales charge of 5.75%) had a one-year return of -2.79%, a five-year annualized return of 2.87%, and a ten-year annualized return of 4.98%. Class A share inception date: June 30, 2014. Alpha and beta calculation benchmark: S&P 500. Assets and securities contained within indices are different than the assets and securities contained in Apollo Diversified Real Estate Fund and will therefore have different risk and reward profiles. An investment cannot be made in an index, which is unmanaged and has returns that do not reflect any trading, management or other costs. There are limitations when comparing the Apollo Diversified Real Estate Fund to indices. Many open-end funds which track these indices offer daily liquidity, while closed-end interval funds offer liquidity on a periodic basis. Deteriorating general market conditions will reduce the value of stock securities. Fixed income risks include interest rate and credit risk, bond values fluctuate in price so the value of your investment can go down depending on market conditions. Real estate securities and debt obligations may decline because of adverse developments affecting the real estate industry and real property values.
2.	Fund holdings as of July 1, 2024. Fund size based on Gross Asset Value (GAV). Occupancy calculation is based on the Fund’s allocation to private real estate equity funds. Occupancy is the rate of which underlying properties are occupied, typically through leases. Leverage is the utilization of borrowings by the Fund’s underlying private real estate equity funds and does not represent the Fund’s direct use of leverage. The use of leverage increases investment risk and the potential for increased loss and could adversely affect market value of the Fund’s underlying private investment funds in periods of rising interest rates. Fund holdings are subject to change without notice. Diversification does not eliminate the risk of experiencing investment losses. The Fund is not intended to be a complete investment program.
3.	Federal Reserve.
4.	Bureau of Labor Statistics; U.S. Department of Labor; Bloomberg.
5.	Bureau of Economic Analysis; U.S. Department of Commerce; Bloomberg.
6.	Apollo Analysts, NCREIF Fund Index - Open End Diversified Core Equity Index (NFI-ODCE Index). The Fund’s private real estate portfolio is comprised of both private real estate equity and private real estate debt investments. The NFI-ODCE Index is a capitalization weighted index of investment returns reporting on both a historical and current basis the results of certain open-end commingled funds pursuing a core investment strategy. As of June 30, 2024, the Fund’s private real estate portfolio had a trailing one-year return of -5.82% and the NFI- ODCE Index had a trailing one-year return of -9.99%.
7.	CBRE Econometric Advisors.
8.	Amazon.
9.	Prologis Research.
10.	U.S. Census Bureau and U.S. Department of Housing and Urban Development.
11.	RealPage Market Analytics.
12.	CenterSquare Investment Management LLC. As of May 5, 2023. Average of returns beginning 3/31/1995, 6/30/2000, 6/30/2006, and 12/31/2018. Public Equities are represented by the S&P 500 Index. Public REITs are represented by the FTSE Nareit All Equity REITs Index. “Fed tightening” refers to periods when the Fed increases the federal funds target rate.

APOLLO DIVERSIFIED REAL ESTATE FUND

Glossary

Alpha: A measure of risk-adjusted return implying how much a fund/manager outperformed its benchmark, given its risk profile.

Annualized Return: Calculated by annualizing cumulative return (i.e., adjusting it for a period of one year). Annualized return includes capital appreciation and assumes a reinvestment of dividends and distributions.

Basis Point (bps): A unit of measure used to describe the percentage change. One basis point is equivalent to 0.01% (1/100th of a percent) or 0.0001 in decimal form.

Beta: A measure of systematic risk (volatility), or the sensitivity of a fund to movements in a benchmark. A beta of 1 implies that you can expect the movement of a fund’s return series to match that of the benchmark used to measure beta. A value of less than 1 implies that the fund is less volatile than the index.

Bloomberg U.S. Aggregate Bond Index: An unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities.

Correlation: A statistical measure of how two securities move in relation to each other. A correlation ranges from -1 to 1. A positive correlation of 1 implies that as one security moves, either up or down, the other security will move in lockstep, in the same direction. A negative correlation of -1 indicates that the securities will move in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random.

Cumulative Return: The compound return of an investment. It includes capital appreciation and assumes a reinvestment of dividends and distributions.

FTSE NAREIT All Equity REITs Index: A free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

Gross Domestic Product (GDP): A comprehensive measure of U.S. economic activity. GDP measures the value of the final goods and services produced in the United States.

Net Asset Value (NAV): Represents a fund’s per-share price. NAV is calculated by dividing a fund’s total net assets by its number of shares outstanding.

NCREIF Fund Index – Open End Diversified Core Equity (NFI-ODCE or NCREIF ODCE Index): An index of investment returns reporting on both a historical and current basis the results of certain open-end commingled funds pursuing a core investment strategy. The NFI-ODCE Index is capitalization-weighted.

Net Operating Income (NOI): A calculation used to analyze real estate investments that generate income. Net operating income equals all revenue from the property minus necessary operating expenses.

S&P 500 Index: An index based on market cap of the 500 largest companies having stock listed on the New York Stock Exchange (NYSE) or NASDAQ.

Sharpe Ratio: Measures risk-adjusted returns by calculating the excess return (above the risk-free rate) per unit of risk (standard deviation). The higher the ratio, the better the risk-adjusted returns. The average three-month U.S. Treasury T-bill auction was used as the risk-free rate in this material.

Standard Deviation: Measures the average deviations of a return series from its mean, and is often used as a measure of volatility/risk. A large standard deviation implies that there have been large swings in the return series of the manager.

APOLLO DIVERSIFIED REAL ESTATE FUND

Important Disclosure Information

This material is neither an offer to sell nor a solicitation to purchase any security. Investors should carefully consider the investment objectives, risks, charges and expenses of Apollo Diversified Real Estate Fund (the “Fund”). This information and other important details about the Fund are contained in the prospectus, which can be obtained by visiting www.apollo.com/adref. Please read the prospectus carefully before investing.

Past performance is not indicative of future results. Fund returns presented herein include the reinvestment of distributions and are net of all Fund expenses, including management fees and general and administrative expenses, but exclude any applicable share class sales charge and fees paid by investors to their financial intermediary. Fund returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the deduction of such fees was reflected, the performance would be lower. Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the assets of the Fund among the various securities and investments in which the Fund invests. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns. Current performance may be lower or higher than the performance quoted. The most recent performance is available at www.apollo.com/adref or by calling 888.926.2688.

The Fund is a closed-end management investment company that is operated as an interval fund. The shares have no history of public trading, nor is it intended that the shares will be listed on a public exchange at this time. No secondary market is expected to develop for the Fund’s shares. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% and no more than 25% of the Fund’s shares outstanding at net asset value. There is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Due to these restrictions, an investor should consider an investment in the Fund to be of limited liquidity. The Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. Investing in the Fund is speculative and involves a high degree of risk, including the risks associated with leverage and the risk of a substantial loss of investment. There is no guarantee that the investment strategies will work under all market conditions. You should carefully consider which class of shares to purchase.

The Fund’s inception date was June 30, 2014. Per the Fund’s prospectus dated February 1, 2024 as supplemented August 13, 2024, the total annual expense ratio is 2.03% for Class A shares. The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 1.91% per annum of the Fund’s average daily net assets attributable to Class A shares (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the lesser of the Expense Limitation in place at the time of waiver or at the time of reimbursement to be exceeded. The Expense Limitation Agreement will remain in effect, at least until May 31, 2025, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Board on 60 days written notice to the Adviser. After May 31, 2025, the Expense Limitation Agreement may be renewed at the Adviser’s and Board’s discretion.

The Fund’s distribution policy is to make quarterly distributions to shareholders. Shareholders should not assume that the source of a distribution from the Fund is net profit. A portion of the Fund’s distributions includes return of capital. Please refer to the Fund’s most recent Section 19(a) notice for an estimate of the composition of the Fund’s most recent distribution, available at www.apollo.com/adref, and the Fund’s semi-annual or annual reports filed with the U.S. Securities and Exchange Commission (the “SEC”) and available on the Fund’s website for additional information regarding the composition of distributions. The Fund’s distributions may be affected by numerous factors, including but not limited to changes in Fund expenses including the amount of expenses waived by the Fund’s Adviser, investment performance, realized and projected market returns, fluctuations in market interest rates, and other factors. There is no assurance that the Fund’s distribution rate will be sustainable in the future nor are distributions guaranteed.

Investors in the Fund should understand that the net asset value (“NAV”) of the Fund will fluctuate, which may result in a loss of the principal amount invested. The Fund’s investments may be negatively affected by the broad investment environment and capital markets in which the Fund invests, including the real estate market, the debt market and/or the equity securities market. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. The Fund is “diversified” under the Investment Company Act of 1940. Diversification does not eliminate the risk of experiencing investment losses. Holdings are subject to change without notice. The Fund is not intended to be a complete investment program.

The Fund will not invest in real estate directly, but, because the Fund will concentrate its investments in securities of REITs and other real estate industry issuers, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. The value of securities of companies in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. By investing in the Fund, a shareholder will not be deemed to be an investor in any underlying fund and will not have the ability to exercise any rights attributable to an investor in any such underlying fund related to their investment. The Fund’s investment in Private Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. Also, once an investment is made in a Private Investment Fund, neither the Adviser nor any Sub-Adviser will be able to exercise control over investment decisions made by the Private Investment Fund. The Fund may invest in securities of other investment companies, including ETFs. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests, in addition to the management fees (and other expenses) paid by the Fund.

9 West 57th Street New York, NY 10019	212.515.3200 www.apollo.com/adref

This sales material must be accompanied or preceded by the prospectus and must be read in conjunction with the Fund’s prospectus in order to fully understand all the implications and risks of an investment in the Fund. This sales material is neither an offer to sell nor a solicitation of an offer to buy securities. Investments mentioned herein may not be suitable for prospective investors. An offering is made only by the prospectus, which must be made available to you prior to making a purchase of shares and is available at www.apollo.com/adref. Prior to making an investment, investors should read the prospectus, including the “Risk Factors” section therein, which contain the risks and uncertainties that we believe are material to the Fund’s business, operating results.

Alternative investments often are speculative, typically have higher fees than traditional investments, often include a high degree of risk and are suitable only for eligible, long-term investors who are willing to forgo liquidity and put capital at risk for an indefinite period of time. They may be highly illiquid and can engage in leverage and other speculative practices that may increase volatility and risk of loss.

This investor update may contain certain forward-looking statements. Such forward-looking statements can generally be identified by our use of forward-looking terminology such as “may,” “will,” “expect,” “intend,” “anticipate,” “estimate,” “believe,” “continue,” or other similar words. Because such statements include risks, uncertainties and contingencies, actual results may differ materially from the expectations, intentions, beliefs, plans or predictions of the future expressed or implied by such forward-looking statements. These risks, uncertainties and contingencies include, but are not limited to: uncertainties relating to changes in general economic and real estate conditions; uncertainties relating to the implementation of our investment strategy; uncertainties relating to capital proceeds; and other risk factors as outlined in the Fund’s prospectus, statement of additional information, annual report and semi-annual report filed with the Securities and Exchange Commission.

This material may not be distributed, transmitted or otherwise communicated to others, in whole or in part, without the express written consent of Apollo Global Management, Inc. (together with its subsidiaries, “Apollo”).

This material has been distributed for informational purposes only and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product or be relied upon for any other purpose. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned herein. Information contained herein has been obtained from sources deemed to be reliable, but not guaranteed. Apollo Global Management and its affiliates do not provide tax, legal or accounting advice. This material is not intended to provide, and should not be relied on for, tax, legal or accounting advice. You should consult your own tax, legal and accounting advisors before engaging in any transaction. This material represents views as of the date of this presentation and is subject to change without notice of any kind.

Not a deposit	May lose value	No bank guarantee
Not insured by the FDIC, NCUA or any other government agency

Apollo Global Securities, LLC (“AGS”) and Griffin Capital Securities, LLC (“GCS”), Members of FINRA and SIPC, are subsidiaries of Apollo Global Management, Inc. AGS conducts Apollo’s capital markets business and certain of its product marketing and distribution, and GCS is a wholesale marketing agent for Apollo-sponsored products. ALPS Distributors, Inc. (1290 Broadway, Suite 1000, Denver, CO 80203, Member FINRA) is the distributor of Apollo Diversified Real Estate Fund. Apollo Global Management, Inc. and ALPS Distributors, Inc. are not affiliated.

© 2024 Apollo Global Management, Inc. All rights reserved.

GWMS,20240923-3877045-12305894-SR-[No] | GFC001685 | Exp. 09.30.25	ADREF-IU397233-0924A

APOLLO DIVERSIFIED REAL ESTATE FUND

NOTICE OF QUARTERLY REPURCHASE OFFER

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**

September 26, 2024

Dear Apollo Diversified Real Estate Fund Shareholder,

Thank you for your investment. The purpose of this notice is to inform you of the quarterly repurchase offer by Apollo Diversified Real Estate Fund (the “Fund”). Quarterly repurchase offers provide a degree of liquidity to shareholders of the Fund. You will receive a notice similar to this once per quarter. The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer period.

The repurchase offer period will begin on September 26, 2024 and end on November 5, 2024 (the “Repurchase Request Deadline”). If you own shares through a financial intermediary, financial adviser or broker/dealer (“Financial Intermediary”), please contact your Financial Intermediary.

Please also note that Class C shareholders who tender for repurchase of such shareholder’s Class

C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds.

If you wish to tender shares, your Financial Intermediary will provide you with specific instructions. If you are unable to contact your Financial Intermediary or own shares directly and wish to tender shares, you can alternatively complete the Repurchase Request Form.

IMPORTANT

All repurchase requests must be received in good order prior to the Repurchase Request Deadline. The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in proper form prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to NAV fluctuation during that time.

If you have any questions, please refer to the attached Repurchase Offer or contact your Financial Intermediary. You may also contact us directly at 1-888-926-2688.

Sincerely,

Apollo Diversified Real Estate Fund

RE-IU133801BENEFICIAL (0924)

APOLLO DIVERSIFIED REAL ESTATE FUND REPURCHASE OFFER

1 THE OFFER	Apollo Diversified Real Estate Fund (the “Fund”) is offering to repurchase, for cash, up to 5% of the Fund’s issued and outstanding shares (Class A, Class C, Class I, Class L and Class M shares) (“Repurchase Offer Amount”) as of the Repurchase Request Deadline (as defined below) at a price equal to the net asset value (“NAV”) of the applicable class of shares as of the close of regular business trading on the New York Stock Exchange on the Repurchase Pricing Date (as defined below). The purpose of this offer is to provide a level of liquidity to shareholders, as no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s current effective prospectus and statement of additional information.
2 NET ASSET VALUE

The Fund’s NAV on September 19, 2024 of the Class A shares (GIREX) was $25.85 per share, of the Class C shares (GCREX) was $24.14 per share, of the Class I shares (GRIFX) was $26.45 per share, of the Class L shares (GLREX) was $25.42 per share and of the Class M shares (GMREX) was $24.87 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below).

The Fund’s NAV fluctuates. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you submit your repurchase request.

The current NAV may be obtained by calling 1-888-926-2688 and asking for the most current NAV per share or by visiting www.apollo.com/adref. The shares of the Fund are not traded on any organized market or securities exchange.

3 REPURCHASE REQUEST DEADLINE	All repurchase requests must be received in good order prior to 4:00 p.m., Eastern Time, on November 5, 2024.
4 REPURCHASE PRICING DATE	The NAV used to calculate the repurchase price will be determined as of the close of regular business trading on the New York Stock Exchange on November 5, 2024 (the “Repurchase Pricing Date”). There is a risk that the NAV per share fluctuates between the date on which you submit your repurchase request and the Repurchase Pricing Date, and that the NAV on the Repurchase Pricing Date may be higher or lower than the NAV on the date you submit your repurchase request.
5 PAYMENT FOR SHARES REPURCHASED	The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee. However, as stated above, a contingent deferred sales charge may apply to Class C shares tendered for repurchase.
6 INCREASE IN NUMBER OF SHARES REPURCHASED

If shareholders tender for repurchase more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred (100) shares and who tender all of their shares, before prorating other amounts tendered. There is no assurance that you will be able to sell as many of your shares as you desire to sell in the repurchase offer or in any subsequent repurchase offer. If a portion of your shares were not repurchased due to proration, you will have to wait until the next quarterly repurchase offer to submit a new repurchase request if you still wish to tender your shares for repurchase.

With respect to any required minimum distributions from an IRA or other qualified retirement plan, it is the obligation of the shareholder to determine the amount of any such required minimum distribution and to otherwise satisfy the required minimum. In the event that shareholders tender for repurchase more than the Repurchase Offer Amount, and the Fund repurchases shares on a pro rata basis, it may result in the shareholder not receiving the full amount of a required minimum distribution.

7 WITHDRAWAL OR MODIFICATION	Requests to repurchase shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on November 5, 2024.

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APOLLO DIVERSIFIED REAL ESTATE FUND REPURCHASE OFFER

8 SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER

The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board of Trustees, including a majority of the independent Trustees, and only in the following limited circumstances:

•    If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

•     For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•     For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund’s NAV of each of the Fund’s Class A, Class C, Class I, Class L and Class M shares; and

•     For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.

9 TAX CONSEQUENCES	You should review the tax information in the Fund’s prospectus and statement of additional information and consult with your tax adviser regarding any specific consequences, including potential state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held.
10 CONTINGENT DEFERRED SALES CHARGES ON CLASS C SHARES	Class A, Class I, Class L and Class M shareholders are not subject to a contingent deferred sales charge. Class C shareholders who tender for repurchase of such shareholder’s Class C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds. The Fund or its designee may waive the imposition of the contingent deferred sales charge in the following shareholder situations: (1) shareholder death or (2) shareholder disability. Any such waiver does not imply that the contingent deferred sales charge will be waived at any time in the future or that such contingent deferred sales charge will be waived for any other shareholder.
11 NO REPURCHASE FEE	The Fund does not charge a transaction fee to repurchase Fund Shares. However, as stated above, a contingent deferred sales charge may apply to Class C shares tendered for repurchase. If your shares are held at a Financial Intermediary, your intermediary may charge transaction or other fees in connection with your repurchase request.
12 REPURCHASE REQUESTS IN PROPER FORM

All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, Apollo Real Estate Fund Adviser, LLC (the “Adviser”), CenterSquare Investment Management LLC (“CenterSquare”), Aon Investments USA Inc. (“Aon” and together with CenterSquare, the “Sub-Advisers”), SS&C GIDS, Inc. (the “Transfer Agent”), ALPS Distributors, Inc. (the “Distributor”), nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Adviser, the Sub-Advisers, nor the Distributor, is or will be obligated to ensure that your Financial Intermediary, or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund’s current effective prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this Repurchase Offer, contact your Financial Intermediary. If this repurchase request is due to shareholder death, please call the Fund at 1-888-926-2688 or contact your Financial Intermediary regarding additional required documentation (such as a death certificate).

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